UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04015

Eaton Vance Mutual Funds Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

February 28

Date of Fiscal Year End

February 28, 2019

Date of Reporting Period

Item 1. Reports to Stockholders

Parametric

Dividend Income Fund

Annual Report

February 28, 2019

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (eatonvance.com/ppafunddocuments), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at eatonvance.com/edelivery. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-260-0761. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Eaton Vance funds held directly or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-260-0761.

Annual Report February 28, 2019

Parametric

Dividend Income Fund

Table of Contents

Management’s Discussion of Fund Performance	2

Performance	3

Fund Profile	4

Endnotes and Additional Disclosures	5

Fund Expenses	6

Financial Statements	7

Report of Independent Registered Public Accounting Firm	20

Federal Tax Information	21

Management and Organization	22

Important Notices	25

Parametric

Dividend Income Fund

February 28, 2019

Management’s Discussion of Fund Performance1

Economic and Market Conditions

U.S. stock indexes fluctuated widely during the 12-month period ended February 28, 2019, as market sentiment cycled between optimism about positive U.S. economic data and concerns about interest rates, trade disputes and slowing growth overseas.

In March 2018, U.S. stocks opened the period by pulling back demand amid fears that rising interest rates might boost the relative appeal of fixed-income investments. After a brief rebound, equity markets again weakened in the spring of 2018, as investors confronted the prospect of a global trade war due to President Trump’s then-new tariffs. The broad tariffs drew retaliatory actions from impacted countries, including China, Canada and certain countries in the European Union.

U.S. stocks bounced back during the summer months, led by technology stocks, which rebounded following an earlier setback from a wave of data-privacy scandals. Markets plunged in the final three months of 2018 amid global trade war fears and sagging economies in China and Europe. The U.S. stock market’s December 2018 plunge was the worst monthly loss since the 2008 financial crisis.

As 2019 began, stocks again rebounded. Remarks from the U.S. Federal Reserve Board led many investors to conclude that it was done raising interest rates for all or most of 2019 — easing concerns that rising interest rates could endanger economic growth. Investors were also encouraged by strong employment data, solid earnings from technology firms and signs that the U.S. and China were dampening down trade rhetoric and inching toward an agreement.

For the 12-month period ended February 28, 2019, the blue-chip Dow Jones Industrial Average®2 rose 5.95%, while the broader U.S. equity market represented by the S&P 500® Index returned 4.68%. The technology-laden NASDAQ Composite Index was up 4.71% during the period. Large-cap U.S. stocks, as measured by the S&P 500® Index, slightly underperformed their small-cap counterparts, as measured by the Russell 2000® Index. Growth stocks outpaced value stocks in both large- and small-cap categories, as measured by the Russell Growth and Value Indexes.

Fund Performance

For the 12-month period ended February 28, 2019, Parametric Dividend Income Fund (the Fund) returned 4.81% for Investor Class shares at net asset value (NAV), outperforming its primary benchmark, the Russell 1000® Value Index (the Index), which returned 3.16%.

To pursue broad diversification,6 the Fund seeks to allocate a relatively equal amount of assets among select securities — those that score the highest on Parametric’s combined low-risk/high-yield score — across the 11 sectors within the Index. The Fund’s equal-weight strategy may result in a portfolio with overweight positions in smaller sectors and underweight positions in larger sectors, as measured by market capitalization.

The Fund’s emphasis on diversification by targeting an equal-sector weighting benefited its performance relative to the Index during the period. Underweight exposure to financials, which lagged the broader Index, was the top contributor to relative results. An overweight position in the top-performing utilities sector also aided relative returns. Conversely, the Fund’s overweight allocation to the materials sector weighed on relative results.

The Fund’s emphasis on diversification at the security level also benefited performance relative to the Index. Security selections within the financials sector contributed to relative performance. While financials in aggregate lagged the broader Index, the Fund held overweight positions in several names that experienced double-digit growth during the period.

Stock selections within the materials sector also aided relative results due, in part, to an underweight position in DowDuPont, Inc. The American chemical company declined over 22% during the period following a $4.5-billion “impairment charge” related to the 2017 merger of the Dow Chemical Company and E.I. du Pont de Nemours and Company.

Conversely, stock selections within the health care sector weighed on performance relative to the Index, particularly due to the Fund’s out-of-Index holdings.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Parametric

Dividend Income Fund

February 28, 2019

Performance2,3

Portfolio Managers Thomas Seto, Timothy W. Atwill, Ph.D., CFA and Alexander Paulsen, each of Parametric Portfolio Associates LLC

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Since Inception
Investor Class at NAV	03/26/2014	03/26/2014	4.81%	—	9.56%
Institutional Class at NAV	03/26/2014	03/26/2014	5.06	—	9.82
Russell 1000® Value Index	—	—	3.16%	8.09%	7.99%
NASDAQ US Dividend Achievers™ Select Index	—	—	8.06	10.12	10.37

% Total Annual Operating Expense Ratios[4]				Investor Class	Institutional Class
Gross				1.27%	1.02%
Net				0.65	0.40

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Investor Class of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Institutional Class	$50,000	03/26/2014	$79,364	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Parametric

Dividend Income Fund

February 28, 2019

Fund Profile

Sector Allocation (% of net assets)5

Top 10 Holdings (% of net assets)5

PPL Corp.	0.6%

Corning, Inc.	0.6

Merck & Co., Inc.	0.6

DSW, Inc., Class A	0.6

DTE Energy Co.	0.6

Microsoft Corp.	0.6

Waste Management, Inc.	0.6

NorthWestern Corp.	0.6

Public Service Enterprise Group, Inc.	0.6

Accenture PLC, Class A	0.6

Total	6.0%

See Endnotes and Additional Disclosures in this report.

4

Parametric

Dividend Income Fund

February 28, 2019

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements.” The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

Dow Jones Industrial Average® is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry. S&P 500® Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. NASDAQ Composite Index is a market capitalization-weighted index of all domestic and international securities listed on NASDAQ. NASDAQ US Dividend Achievers™ Select Index is an unmanaged index of stocks with at least ten consecutive years of increasing regular dividends. Source: Nasdaq, Inc. The information is provided by Nasdaq (with its affiliates, are referred to as the “Corporations”) and Nasdaq’s third party licensors on an “as is” basis and the Corporations make no guarantees and bear no liability of any kind with respect to the information or the Fund. Russell 2000® Index is an unmanaged index of 2,000 U.S. small-cap stocks. Russell 1000® Value Index is an unmanaged index of U.S. large-cap value stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[4]

Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 6/30/19. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[5]	Excludes cash and cash equivalents.

[6]	Diversification cannot ensure a profit or eliminate the risk of loss.

Fund profile subject to change due to active management.

Important Notice to Shareholders

Effective May 1, 2019, the portfolio managers of the Fund will be Thomas Seto and Alexander Paulsen.

5

Parametric

Dividend Income Fund

February 28, 2019

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2018 – February 28, 2019).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (9/1/18)	Ending Account Value (2/28/19)	Expenses Paid During Period* (9/1/18 – 2/28/19)		Annualized Expense Ratio

Actual
Investor Class	$1,000.00	$977.80	$3.19	**	0.65%
Institutional Class	$1,000.00	$979.10	$1.96	**	0.40%

Hypothetical
(5% return per year before expenses)
Investor Class	$1,000.00	$1,021.60	$3.26	**	0.65%
Institutional Class	$1,000.00	$1,022.80	$2.01	**	0.40%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2018.

**	Absent an allocation of certain expenses to affiliates, expenses would be higher.

6

Parametric

Dividend Income Fund

February 28, 2019

Portfolio of Investments

Common Stocks — 99.4%
Security	Shares	Value

Aerospace & Defense — 1.1%

Lockheed Martin Corp.	1,065	$329,522

United Technologies Corp.	2,606	327,496

		$657,018

Air Freight & Logistics — 0.6%

United Parcel Service, Inc., Class B	2,876	$316,935

		$316,935

Automobiles — 0.5%

Ford Motor Co.	35,482	$311,177

		$311,177

Banks — 2.8%

Bank of Hawaii Corp.	4,069	$334,594

F.N.B. Corp.	25,053	306,649

PacWest Bancorp	7,684	315,197

People’s United Financial, Inc.	17,845	316,927

United Bankshares, Inc.	8,805	338,024

		$1,611,391

Beverages — 1.1%

Coca-Cola Co. (The)	7,125	$323,047

PepsiCo, Inc.	2,761	319,282

		$642,329

Biotechnology — 1.6%

AbbVie, Inc.	3,743	$296,595

Amgen, Inc.	1,598	303,748

Gilead Sciences, Inc.	4,882	317,428

		$917,771

Building Products — 0.6%

Johnson Controls International PLC	9,406	$331,750

		$331,750

Capital Markets — 3.0%

Artisan Partners Asset Management, Inc., Class A	12,772	$335,904

BGC Partners, Inc., Class A	22,712	139,225

Federated Investors, Inc., Class B	10,925	325,019

Franklin Resources, Inc.	10,694	348,731

Invesco, Ltd.	16,058	310,722

Security	Shares	Value

Capital Markets (continued)

Moelis & Co., Class A	6,743	$300,805

		$1,760,406

Chemicals — 4.9%

Air Products and Chemicals, Inc.	1,803	$326,668

CF Industries Holdings, Inc.	6,967	294,007

DowDuPont, Inc.	5,849	311,342

Eastman Chemical Co.	3,621	299,420

International Flavors & Fragrances, Inc.	2,513	320,408

Kronos Worldwide, Inc.	22,714	346,389

LyondellBasell Industries NV, Class A	3,374	288,544

RPM International, Inc.	5,304	306,942

Scotts Miracle-Gro Co. (The), Class A	4,194	343,489

		$2,837,209

Commercial Services & Supplies — 1.8%

KAR Auction Services, Inc.	6,923	$326,419

Republic Services, Inc.	4,241	332,622

Waste Management, Inc.	3,468	351,135

		$1,010,176

Communications Equipment — 1.1%

Cisco Systems, Inc.	6,649	$344,219

Juniper Networks, Inc.	11,300	306,004

		$650,223

Containers & Packaging — 3.2%

Avery Dennison Corp.	2,856	$308,562

Bemis Co., Inc.	6,004	317,612

Greif, Inc., Class A	7,872	316,454

International Paper Co.	6,236	285,733

Sonoco Products Co.	5,767	333,852

WestRock Co.	7,474	279,378

		$1,841,591

Distributors — 0.6%

Genuine Parts Co.	3,199	$347,987

		$347,987

Diversified Telecommunication Services — 1.1%

AT&T, Inc.	10,462	$325,578

Verizon Communications, Inc.	5,572	317,158

		$642,736

7	See Notes to Financial Statements.

Parametric

Dividend Income Fund

February 28, 2019

Portfolio of Investments — continued

Security	Shares	Value

Electric Utilities — 6.8%

American Electric Power Co., Inc.	4,090	$331,904

Avangrid, Inc.	6,245	301,946

Duke Energy Corp.	3,361	301,347

Entergy Corp.	3,573	333,468

Eversource Energy	4,691	327,479

FirstEnergy Corp.	8,143	331,827

Hawaiian Electric Industries, Inc.	8,704	333,189

OGE Energy Corp.	7,772	330,465

Pinnacle West Capital Corp.	3,396	318,341

PPL Corp.	11,004	353,999

Southern Co. (The)	6,856	340,675

Xcel Energy, Inc.	6,205	340,406

		$3,945,046

Electrical Equipment — 1.7%

Eaton Corp. PLC	4,346	$346,680

Emerson Electric Co.	4,540	309,401

Rockwell Automation, Inc.	1,808	322,837

		$978,918

Electronic Equipment, Instruments & Components — 1.7%

Corning, Inc.	10,155	$353,495

FLIR Systems, Inc.	6,187	318,321

National Instruments Corp.	7,117	332,649

		$1,004,465

Energy Equipment & Services — 2.7%

Baker Hughes	12,907	$340,487

Halliburton Co.	9,465	290,481

Helmerich & Payne, Inc.	5,911	320,376

RPC, Inc.	28,138	302,484

Schlumberger, Ltd.	6,558	288,945

		$1,542,773

Food & Staples Retailing — 1.1%

Walgreens Boots Alliance, Inc.	4,480	$318,931

Walmart, Inc.	3,417	338,249

		$657,180

Food Products — 4.3%

Archer-Daniels-Midland Co.	6,867	$291,847

Bunge, Ltd.	5,571	295,709

Conagra Brands, Inc.	13,839	323,417

General Mills, Inc.	6,799	320,437

Security	Shares	Value

Food Products (continued)

Ingredion, Inc.	3,282	$303,421

Kellogg Co.	5,741	322,989

Kraft Heinz Co. (The)	9,942	329,975

Lancaster Colony Corp.	2,039	319,654

		$2,507,449

Health Care Equipment & Supplies — 2.8%

Abbott Laboratories	4,073	$316,146

Baxter International, Inc.	4,265	318,723

Becton, Dickinson and Co.	1,334	331,886

Medtronic PLC	3,499	316,660

Stryker Corp.	1,775	334,605

		$1,618,020

Health Care Providers & Services — 2.7%

Cardinal Health, Inc.	5,968	$324,301

Owens & Minor, Inc.	51,549	321,666

Patterson Cos., Inc.	13,068	294,684

Quest Diagnostics, Inc.	3,388	293,231

UnitedHealth Group, Inc.	1,228	297,446

		$1,531,328

Hotels, Restaurants & Leisure — 3.3%

Carnival Corp.	5,547	$320,395

Cracker Barrel Old Country Store, Inc.	1,937	313,775

Darden Restaurants, Inc.	3,067	343,841

Extended Stay America, Inc.	17,831	325,237

Las Vegas Sands Corp.	5,013	307,949

Six Flags Entertainment Corp.	5,621	313,146

		$1,924,343

Household Durables — 2.3%

Garmin, Ltd.	3,804	$319,422

Leggett & Platt, Inc.	7,579	344,238

MDC Holdings, Inc.	11,662	336,328

Tupperware Brands Corp.	10,665	321,123

		$1,321,111

Household Products — 2.2%

Clorox Co. (The)	2,187	$345,612

Colgate-Palmolive Co.	4,657	306,757

Kimberly-Clark Corp.	2,680	313,104

Procter & Gamble Co. (The)	3,353	330,438

		$1,295,911

8	See Notes to Financial Statements.

Parametric

Dividend Income Fund

February 28, 2019

Portfolio of Investments — continued

Security	Shares	Value

Industrial Conglomerates — 1.2%

3M Co.	1,610	$333,898

Honeywell International, Inc.	2,229	343,422

		$677,320

Insurance — 4.4%

Aflac, Inc.	6,796	$333,955

Cincinnati Financial Corp.	3,989	346,325

Fidelity National Financial, Inc.	8,287	290,791

Mercury General Corp.	5,822	308,391

MetLife, Inc.	6,624	299,339

Old Republic International Corp.	15,325	319,680

Principal Financial Group, Inc.	6,063	319,156

Travelers Cos., Inc. (The)	2,622	348,490

		$2,566,127

IT Services — 4.3%

Accenture PLC, Class A	2,165	$349,388

Amdocs, Ltd.	5,342	296,855

Automatic Data Processing, Inc.	2,094	320,445

Cognizant Technology Solutions Corp., Class A	4,275	303,440

International Business Machines Corp.	2,201	304,024

Jack Henry & Associates, Inc.	2,208	292,847

Paychex, Inc.	4,366	336,269

Western Union Co. (The)	16,122	288,100

		$2,491,368

Life Sciences Tools & Services — 1.1%

Agilent Technologies, Inc.	4,117	$327,055

Bio-Techne Corp.	1,647	319,353

		$646,408

Machinery — 2.8%

Cummins, Inc.	2,061	$317,579

Dover Corp.	3,588	324,822

Ingersoll-Rand PLC	3,090	326,180

Pentair PLC	7,809	332,195

Snap-on, Inc.	2,056	328,960

		$1,629,736

Media — 1.7%

Gannett Co., Inc.	28,369	$333,052

Interpublic Group of Cos., Inc. (The)	14,910	343,377

Omnicom Group, Inc.	4,216	319,151

		$995,580

Security	Shares	Value

Metals & Mining — 1.6%

Compass Minerals International, Inc.	5,634	$295,109

Kaiser Aluminum Corp.	2,849	311,908

Nucor Corp.	4,819	291,887

		$898,904

Multi-Utilities — 4.7%

Ameren Corp.	4,704	$335,113

Centerpoint Energy, Inc.	10,889	328,195

Consolidated Edison, Inc.	3,998	329,635

Dominion Energy, Inc.	4,589	339,999

DTE Energy Co.	2,852	352,393

NorthWestern Corp.	5,108	350,102

Public Service Enterprise Group, Inc.	5,953	350,096

WEC Energy Group, Inc.	4,429	337,844

		$2,723,377

Multiline Retail — 0.6%

Target Corp.	4,564	$331,529

		$331,529

Oil, Gas & Consumable Fuels — 7.9%

Chevron Corp.	2,580	$308,516

ConocoPhillips	4,441	301,322

CVR Energy, Inc.	7,752	314,266

EOG Resources, Inc.	3,370	316,780

Exxon Mobil Corp.	4,080	322,443

HollyFrontier Corp.	5,450	279,040

Kinder Morgan, Inc.	17,460	334,534

Marathon Petroleum Corp.	4,754	294,796

Occidental Petroleum Corp.	4,606	304,687

ONEOK, Inc.	4,963	318,922

Phillips 66	3,259	314,037

SemGroup Corp., Class A	18,133	285,414

Targa Resources Corp.	7,193	289,446

Valero Energy Corp.	3,504	285,786

Williams Cos., Inc. (The)	10,754	287,024

		$4,557,013

Paper & Forest Products — 0.5%

Domtar Corp.	6,164	$313,809

		$313,809

9	See Notes to Financial Statements.

Parametric

Dividend Income Fund

February 28, 2019

Portfolio of Investments — continued

Security	Shares	Value

Pharmaceuticals — 2.8%

Bristol-Myers Squibb Co.	6,060	$313,060

Eli Lilly & Co.	2,672	337,447

Johnson & Johnson	2,317	316,595

Merck & Co., Inc.	4,342	352,961

Pfizer, Inc.	7,286	315,848

		$1,635,911

Professional Services — 0.5%

Nielsen Holdings PLC	11,662	$305,544

		$305,544

Real Estate Management & Development — 0.3%

Newmark Group, Inc., Class A	15,541	$143,910

		$143,910

Semiconductors & Semiconductor Equipment — 2.2%

Intel Corp.	6,580	$348,477

Maxim Integrated Products, Inc.	5,430	295,555

QUALCOMM, Inc.	5,899	314,948

Texas Instruments, Inc.	2,962	313,320

		$1,272,300

Software — 0.6%

Microsoft Corp.	3,143	$352,110

		$352,110

Specialty Retail — 2.2%

Buckle, Inc. (The)	17,027	$326,748

Chico’s FAS, Inc.	51,232	299,195

DSW, Inc., Class A	11,905	352,507

L Brands, Inc.	10,921	285,475

		$1,263,925

Thrifts & Mortgage Finance — 0.6%

New York Community Bancorp, Inc.	27,874	$348,704

		$348,704

Tobacco — 2.2%

Altria Group, Inc.	6,194	$324,627

Philip Morris International, Inc.	3,669	318,983

Universal Corp.	5,062	300,379

Vector Group, Ltd.	28,744	336,880

		$1,280,869

Security	Shares	Value

Trading Companies & Distributors — 1.6%

Fastenal Co.	5,246	$330,183

MSC Industrial Direct Co., Inc., Class A	3,689	311,388

Watsco, Inc.	2,004	288,355

		$929,926

Total Common Stocks (identified cost $53,724,464)		$57,569,613

Short-Term Investments — 0.5%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 2.62%(1)	287,404	$287,433

Total Short-Term Investments (identified cost $287,428)		$287,433

Total Investments — 99.9% (identified cost $54,011,892)		$57,857,046

Other Assets, Less Liabilities — 0.1%		$84,164

Net Assets — 100.0%		$57,941,210

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of February 28, 2019.

10	See Notes to Financial Statements.

Parametric

Dividend Income Fund

February 28, 2019

Statement of Assets and Liabilities

Assets	February 28, 2019

Unaffiliated investments, at value (identified cost, $53,724,464)	$57,569,613

Affiliated investment, at value (identified cost, $287,428)	287,433

Dividends receivable	189,937

Dividends receivable from affiliated investment	316

Receivable for investments sold	593,784

Receivable for Fund shares sold	72,468

Receivable from affiliates	11,433

Total assets	$58,724,984

Liabilities

Payable for investments purchased	$653,165

Payable for Fund shares redeemed	41,594

Payable to affiliates:

Investment adviser and administration fee	13,302

Distribution and service fees	1,287

Accrued expenses	74,426

Total liabilities	$783,774

Net Assets	$57,941,210

Sources of Net Assets

Paid-in capital	$56,874,859

Distributable earnings	1,066,351

Total	$57,941,210

Investor Class Shares

Net Assets	$6,597,325

Shares Outstanding	512,808

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$12.87

Institutional Class Shares

Net Assets	$51,343,885

Shares Outstanding	3,982,707

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$12.89

11	See Notes to Financial Statements.

Parametric

Dividend Income Fund

February 28, 2019

Statement of Operations

Investment Income	Year Ended February 28, 2019

Dividends	$1,820,381

Dividends from affiliated investment	6,366

Total investment income	$1,826,747

Expenses

Investment adviser and administration fee	$157,115

Distribution and service fees

Investor Class	16,039

Trustees’ fees and expenses	2,887

Custodian fee	53,015

Transfer and dividend disbursing agent fees	19,467

Legal and accounting services	40,531

Printing and postage	13,781

Registration fees	49,928

Miscellaneous	13,308

Total expenses	$366,071

Deduct —

Allocation of expenses to affiliates	$138,454

Total expense reductions	$138,454

Net expenses	$227,617

Net investment income	$1,599,130

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$(1,427,161)

Investment transactions — affiliated investment	82

Net realized loss	$(1,427,079)

Change in unrealized appreciation (depreciation) —

Investments	$1,169,857

Investments — affiliated investment	5

Net change in unrealized appreciation (depreciation)	$1,169,862

Net realized and unrealized loss	$(257,217)

Net increase in net assets from operations	$1,341,913

12	See Notes to Financial Statements.

Parametric

Dividend Income Fund

February 28, 2019

Statements of Changes in Net Assets

	Year Ended February 28,
Increase (Decrease) in Net Assets	2019	2018

From operations —

Net investment income	$1,599,130	$633,383

Net realized gain (loss)	(1,427,079)	209,541

Net change in unrealized appreciation (depreciation)	1,169,862	1,470,757

Net increase in net assets from operations	$1,341,913	$2,313,681

Distributions to shareholders(1) —

Investor Class	$(316,362)	$(146,932)

Institutional Class	(2,434,344)	(714,686)

Total distributions to shareholders	$(2,750,706)	$(861,618)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Investor Class	$3,262,205	$4,143,124

Institutional Class	50,419,160	6,677,930

Net asset value of shares issued to shareholders in payment of distributions declared

Investor Class	316,362	146,932

Institutional Class	1,591,258	713,880

Cost of shares redeemed

Investor Class	(2,512,977)	(1,325,963)

Institutional Class	(20,468,647)	(2,584,695)

Net increase in net assets from Fund share transactions	$32,607,361	$7,771,208

Net increase in net assets	$31,198,568	$9,223,271

Net Assets

At beginning of year	$26,742,642	$17,519,371

At end of year	$57,941,210	$26,742,642 (2)

(1)	For the year ended February 28, 2018, the source of distributions was as follows:

Net investment income — Investor Class $(95,811) and Institutional Class $(488,083)

Net realized gain — Investor Class $(51,121) and Institutional Class $(226,603)

The current year presentation of distributions conforms with the Disclosure Update and Simplification Rule issued by the Securities and Exchange Commission, effective November 5, 2018.

(2)	Includes accumulated undistributed net investment income of $97,422 at February 28, 2018. The requirement to disclose the corresponding amount as of February 28, 2019 was eliminated.

13	See Notes to Financial Statements.

Parametric

Dividend Income Fund

February 28, 2019

Financial Highlights

	Investor Class

	Year Ended February 28,			Year Ended February 29, 2016	Period Ended February 28, 2015(1)
	2019	2018	2017

Net asset value — Beginning of period	$12.910	$12.170	$10.080	$10.930	$10.000

Income (Loss) From Operations

Net investment income(2)	$0.366	$0.328	$0.275	$0.284	$0.230

Net realized and unrealized gain (loss)	0.216	0.854	2.114	(0.666)	1.143

Total income (loss) from operations	$0.582	$1.182	$2.389	$(0.382)	$1.373

Less Distributions

From net investment income	$(0.306)	$(0.305)	$(0.249)	$(0.301)	$(0.197)

From net realized gain	(0.316)	(0.137)	(0.050)	(0.167)	(0.246)

Total distributions	$(0.622)	$(0.442)	$(0.299)	$(0.468)	$(0.443)

Net asset value — End of period	$12.870	$12.910	$12.170	$10.080	$10.930

Total Return(3)(4)	4.81%	9.87%	23.97%	(3.51)%	13.88	%(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$6,597	$5,633	$2,450	$97	$22

Ratios (as a percentage of average daily net assets):

Expenses(4)	0.65%	0.65%	0.68%	0.85%	0.88	%(6)

Net investment income	2.82%	2.61%	2.34%	2.77%	2.33	%(6)

Portfolio Turnover	77%	30%	26%	31%	39	%(5)

(1)	For the period from the start of business, March 26, 2014, to February 28, 2015.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)

The investment adviser and administrator and/or the sub-adviser reimbursed certain operating expenses (equal to 0.26%, 0.62%, 1.60%, 3.22% and 4.84% of average daily net assets for the years ended February 28, 2019, 2018, 2017 and February 29, 2016 and the period ended February 28, 2015, respectively). Absent this reimbursement, total return would be lower.

(5)	Not annualized.

(6)	Annualized.

14	See Notes to Financial Statements.

Parametric

Dividend Income Fund

February 28, 2019

Financial Highlights — continued

	Institutional Class

	Year Ended February 28,			Year Ended February 29, 2016	Period Ended February 28, 2015(1)
	2019	2018	2017

Net asset value — Beginning of period	$12.930	$12.190	$10.090	$10.930	$10.000

Income (Loss) From Operations

Net investment income(2)	$0.399	$0.358	$0.310	$0.334	$0.249

Net realized and unrealized gain (loss)	0.215	0.851	2.108	(0.683)	1.143

Total income (loss) from operations	$0.614	$1.209	$2.418	$(0.349)	$1.392

Less Distributions

From net investment income	$(0.338)	$(0.332)	$(0.268)	$(0.324)	$(0.216)

From net realized gain	(0.316)	(0.137)	(0.050)	(0.167)	(0.246)

Total distributions	$(0.654)	$(0.469)	$(0.318)	$(0.491)	$(0.462)

Net asset value — End of period	$12.890	$12.930	$12.190	$10.090	$10.930

Total Return(3)(4)	5.06%	10.09%	24.26%	(3.21)%	14.09	%(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$51,344	$21,110	$15,070	$3,689	$3,426

Ratios (as a percentage of average daily net assets):

Expenses(4)	0.40%	0.40%	0.51%	0.60%	0.63	%(6)

Net investment income	3.07%	2.84%	2.71%	3.21%	2.54	%(6)

Portfolio Turnover	77%	30%	26%	31%	39	%(5)

(1)	For the period from the start of business, March 26, 2014, to February 28, 2015.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)

The investment adviser and administrator and/or the sub-adviser reimbursed certain operating expenses (equal to 0.26%, 0.62%, 1.89%, 3.22% and 4.84% of average daily net assets for the years ended February 28, 2019, 2018, 2017 and February 29, 2016 and the period ended February 28, 2015, respectively). Absent this reimbursement, total return would be lower.

(5)	Not annualized.

(6)	Annualized.

15	See Notes to Financial Statements.

Parametric

Dividend Income Fund

February 28, 2019

Notes to Financial Statements

1  Significant Accounting Policies

Parametric Dividend Income Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is total return and current income. The Fund offers Investor Class and Institutional Class shares, which are offered at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of February 28, 2019, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into

16

Parametric

Dividend Income Fund

February 28, 2019

Notes to Financial Statements — continued

agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make quarterly distributions of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the years ended February 28, 2019 and February 28, 2018 was as follows:

	Year Ended February 28,
	2019	2018

Ordinary income	$1,839,004	$719,315

Long-term capital gains	$911,702	$142,303

During the year ended February 28, 2019, distributable earnings was decreased by $183,992 and paid-in capital was increased by $183,992 due to the Fund’s use of equalization accounting. Tax equalization accounting allows the Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Fund.

As of February 28, 2019, the components of distributable earnings (accumulated loss) on a tax basis were as follows:

Undistributed ordinary income	$101,944

Net unrealized appreciation	$964,407

The cost and unrealized appreciation (depreciation) of investments of the Fund at February 28, 2019, as determined on a federal income tax basis, were as follows:

Aggregate cost	$56,892,639

Gross unrealized appreciation	$2,532,047

Gross unrealized depreciation	(1,567,640)

Net unrealized appreciation	$964,407

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund. Pursuant to the investment advisory and administration agreement and subsequent fee reduction agreement between the Fund and EVM, the fee is computed at an annual rate of 0.30% of the Fund’s average daily net assets up to $1 billion and is payable monthly. On net assets of $1 billion and over, the annual fee is reduced. The fee reduction cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Fund who are not interested persons of EVM or the Fund and by the vote of a majority of shareholders. For the year ended February 28, 2019, the investment adviser and administration fee amounted to $157,115 or 0.30% of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates LLC (Parametric), a majority-owned subsidiary of Eaton Vance Corp. EVM pays Parametric a portion of its investment adviser and administration fee for sub-advisory services provided to the Fund. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM and Parametric have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 0.65% and 0.40% of the Fund’s average daily net assets for Investor Class and Institutional Class, respectively. This agreement

17

Parametric

Dividend Income Fund

February 28, 2019

Notes to Financial Statements — continued

may be changed or terminated after June 30, 2019. Pursuant to this agreement, EVM and Parametric were allocated $138,454 in total of the Fund’s operating expenses for the year ended February 28, 2019.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended February 28, 2019, EVM earned $794 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received distribution and service fees from Investor Class shares (see Note 4).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended February 28, 2019, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plan

The Fund has in effect a distribution plan for Investor Class shares (Investor Class Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Investor Class Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Investor Class shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended February 28, 2019 amounted to $16,039 for Investor Class shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $70,554,784 and $39,309,723, respectively, for the year ended February 28, 2019.

6  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Year Ended February 28,
Investor Class	2019	2018

Sales	245,182	329,233

Issued to shareholders electing to receive payments of distributions in Fund shares	25,777	11,670

Redemptions	(194,519)	(105,850)

Net increase	76,440	235,053

	Year Ended February 28,
Institutional Class	2019	2018

Sales	3,813,730	541,433

Issued to shareholders electing to receive payments of distributions in Fund shares	129,170	56,746

Redemptions	(1,592,576)	(202,527)

Net increase	2,350,324	395,652

7  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 29, 2019. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and

18

Parametric

Dividend Income Fund

February 28, 2019

Notes to Financial Statements — continued

funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended February 28, 2019.

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2019, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total

Common Stocks	$57,569,613	*	$—	$—	$57,569,613

Short-Term Investments	—		287,433	—	287,433

Total Investments	$57,569,613		$287,433	$—	$57,857,046

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

19

Parametric

Dividend Income Fund

February 28, 2019

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Mutual Funds Trust and Shareholders of Parametric Dividend Income Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Parametric Dividend Income Fund (the “Fund”) (one of the funds constituting Eaton Vance Mutual Funds Trust), including the portfolio of investments, as of February 28, 2019, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended and the period from the start of business, March 26, 2014, to February 28, 2015, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of February 28, 2019, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and the period from the start of business, March 26, 2014, to February 28, 2015 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of February 28, 2019, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

April 18, 2019

We have served as the auditor of one or more Eaton Vance investment companies since 1959.

20

Parametric

Dividend Income Fund

February 28, 2019

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2020 will show the tax status of all distributions paid to your account in calendar year 2019. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals, the dividends received deduction for corporations and capital gains dividends.

Qualified Dividend Income.  For the fiscal year ended February 28, 2019, the Fund designates approximately $1,783,343, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.

Dividends Received Deduction.  Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s fiscal 2019 ordinary income dividends, 87.68% qualifies for the corporate dividends received deduction.

Capital Gains Dividends.  The Fund hereby designates as a capital gain dividend with respect to the taxable year ended February 28, 2019, $853,268 or, if subsequently determined to be different, the net capital gain of such year.

21

Parametric

Dividend Income Fund

February 28, 2019

Management and Organization

Fund Management.  The Trustees of Eaton Vance Mutual Funds Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 174 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience

Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 174 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Mark R. Fetting 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Directorships in the Last Five Years. None.

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012). Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000). Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995). Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989). Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Envestnet, Inc. (provider of intelligent systems for wealth management and financial wellness) (since 2018).

22

Parametric

Dividend Income Fund

February 28, 2019

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience

Noninterested Trustees (continued)

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson) 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) None.

Keith Quinton(3) 1958	Trustee	2018

Independent Investment Committee Member at New Hampshire Retirement System (since 2017). Advisory Committee member at Northfield Information Services, Inc. (risk management analytics provider) (since 2016). Formerly, Portfolio Manager and Senior Quantitative Analyst at Fidelity Investments (investment management firm) (2001-2014).

Directorships in the Last Five Years. Director of New Hampshire Municipal Bond Bank (since 2016).

Marcus L. Smith(3) 1966	Trustee	2018

Member of Posse Boston Advisory Board (foundation) (since 2015); Trustee at University of Mount Union (since 2008). Formerly, Portfolio Manager at MFS Investment Management (investment management firm) (1994-2017).

Directorships in the Last Five Years. Director of MSCI Inc. (global provider of investment decision support tools) (since 2017). Formerly, Director of DCT Industrial Trust Inc. (logistics real estate company) (2017-2018).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Scott E. Wennerholm 1959	Trustee	2016

Formerly, Trustee at Wheelock College (postsecondary institution) (2012-2018). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Directorships in the Last Five Years. None.

Name and Year of Birth	Position(s) with the Trust	Officer Since(4)	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees

Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR. Also Vice President of Calvert Research and Management (“CRM”).

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR. Also Vice President of CRM.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR. Also Vice President of CRM.

23

Parametric

Dividend Income Fund

February 28, 2019

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Officer Since(4)	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees (continued)

Richard F. Froio 1968	Chief Compliance Officer	2017	Vice President of EVM and BMR since 2017. Formerly, Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Messrs. Fetting, Gorman and Wennerholm) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); and eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

(3)	Messrs. Quinton and Smith began serving as Trustees effective October 1, 2018.
(4)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-260-0761.

24

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-260-0761, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-260-0761 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-260-0761 and by accessing the SEC’s website at www.sec.gov.

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Sub-Adviser

Parametric Portfolio Associates LLC

800 Fifth Avenue, Suite 2800

Seattle, WA 98104

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 260-0761

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

17885    2.28.19

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated George J. Gorman and William H. Park, each an independent trustee, as audit committee financial experts. Mr. Gorman is a certified public accountant who is the Principal at George J. Gorman LLC (a consulting firm). Previously, Mr. Gorman served in various capacities at Ernst & Young LLP (a registered public accounting firm), including as Senior Partner. Mr. Gorman also has experience serving as an independent trustee and audit committee financial expert of other mutual fund complexes. Mr. Park is a certified public accountant who is a private investor. Previously, he served as a consultant, as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm).

Item 4. Principal Accountant Fees and Services

Parametric Dividend Income Fund (the “Fund(s)”) is a series of Eaton Vance Mutual Funds Trust (the “Trust”), a Massachusetts business trust, which, including the Fund, contains a total of 34 series (the “Series”). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. This Form N-CSR relates to the Fund’s annual report.

(a)-(d)

The following table presents the aggregate fees billed to the Fund for the Fund’s fiscal years ended February 28, 2018 and February 28, 2019 by the Fund’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the Fund’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Parametric Dividend Income Fund

Fiscal Years Ended	2/28/18	2/28/19
Audit Fees	$25,850	$25,850
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$9,890	$11,190
All Other Fees(3)	$0	$0

Total	$35,740	$37,040

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

The various Series comprising the Trust have differing fiscal year ends (January 31, February 28, August 31, September 30, October 31 or December 31). The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by D&T for the last two fiscal years of each Series.

Fiscal Years Ended	8/31/17*	9/30/17	10/31/17	12/31/17	1/31/18	2/28/18	9/30/18	10/31/18	12/31/18	1/31/18	2/28/19
Audit Fees	$48,950	$99,675	$571,663	$105,320	$154,630	$25,850	$99,625	$621,075	$105,320	$191,680	$25,850
Audit-Related Fees(1)	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0
Tax Fees(2)	$12,420	$25,606	$351,829	$63,439	$52,884	$9,890	$28,606	$430,938	$65,089	$85,957	$11,190
All Other Fees(3)	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0

Total	$61,370	$125,281	$923,492	$168,759	$207,514	$35,740	$128,231	$1,052,013	$170,409	$277,637	$37,040

*	Information is not presented for fiscal years ended 7/31/18 and 8/31/18, as no Series in the Trust with such fiscal years end were in operation during such period.
(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees. Includes consent fee for N-14 registration statements related to fund mergers.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to all of the Series in the Trust by D&T for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the last two fiscal years of each Series.

Fiscal Years Ended	8/31/17*	9/30/17	10/31/17	12/31/17	1/31/18	2/28/18	9/30/18	10/31/18	12/31/18	1/31/19	2/28/19
Registrant(1)	$12,420	$25,606	$351,829	$63,439	$52,884	$9,890	$28,606	$430,938	$65,089	$85,957	$11,190
Eaton Vance(2)	$148,018	$148,018	$148,018	$148,018	$148,018	$148,018	$126,485	$126,485	$126,485	$126,485	$126,485

*	Information is not presented for fiscal years ended 7/31/18 and 8/31/18, as no Series in the Trust with such fiscal years end were in operation during such period.
(1)	Includes all of the Series of the Trust. During the fiscal years reported above, certain of the Funds were “feeder” funds in a “master-feeder” fund structure or funds of funds.
(2)	Various subsidiaries of Eaton Vance Corp. act in either an investment advisory and/or service provider capacity with respect to the Series and/or their respective “master” funds (if applicable).

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date: April 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	April 25, 2019

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date: April 25, 2019